Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 05, 2013
Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000